Related Party Disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Related Party Disclosure [Abstract]
Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates
	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	20	17	12
Fees for management and administrative services	98	88	544
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	1,230	1,303	344
Income from office lease	332	478	323
Fossal S.A.A. (Fossal)
Income from office lease	18	19	15
Fees for management and administrative services	52	48	40
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	19	24	28
Fees for management and administrative services	155	698	1,160
Asociación Sumac Tarpuy
Income from office lease	20	18	-
Expense
Security services provided by Compañía Minera Ares	2,836	1,912	1,989

Loans
Loans to Fossal S.A.A.	(14,252)	-	-
Loans to Fosfatos del Pacífico S.A.	(2,869)	-	-
Loan collection from Fossal S.A.A.	14,252	-	-
Loan collection from Fosfatos del Pacífico S.A.	2,869	-	-

Schedule of rights and obligations
	2021		2020
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	1,039	37	1,449	-
Compañía Minera Ares S.A.C.	199	-	678	1,348
Fossal S.A.	12	-	-	-
Inversiones ASPI S.A.	-	105	-	211
Other	64	1	85	-
	1,314	143	2,212	1,559